Consolidated Statement of Changes in Shareholders’ Deficit - USD ($)		Class A Helix Acquisition Corp. Ordinary shares	Class B Helix Acquisition Corp. Ordinary shares	Series A Preferred Shares	Helix Acquisition Corp. Additional Paid-in Capital	Helix Acquisition Corp. Accumulated Deficit	Helix Acquisition Corp.	Ordinary shares		Additional Paid-in Capital	Accumulated Deficit	Common Shares Held In Treasury	Accumulated Other Comprehensive Loss	Total
Balance at Aug. 12, 2020
Balance (in Shares) at Aug. 12, 2020
Issuance of Class B ordinary shares to Sponsor			$ 288		24,712		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)			2,875,000
Sale of 11,500,000 Units, net of underwriting discounts and offering costs					(4,324,669)	(2,425,776)	(6,750,445)
Sale of 430,000 Private Placement Shares		$ 43			4,299,957		4,300,000
Sale of 430,000 Private Placement Shares (in Shares)		430,000
Net loss						(90,838)	(90,838)
Balance at Dec. 31, 2020		$ 43	$ 288			(2,516,614)	(2,516,283)
Balance (in Shares) at Dec. 31, 2020		430,000	2,875,000
Net loss						(4,542,654)	(4,542,654)
Balance at Dec. 31, 2021		$ 43	$ 288	$ 72,466		(7,059,268)	(7,058,937)	$ 38,537	[1]	$ 42,061,984	$ (53,643,615)	$ (6,202)	$ (168,177)	$ (11,645,007)
Balance (in Shares) at Dec. 31, 2021		430,000	2,875,000	680,196				361,528	[1]			(57,756)
Balance at Mar. 09, 2021								$ 106,507	[1]					$ 106,507
Balance (in Shares) at Mar. 09, 2021								1,000,000	[1]
Issuance of Class B ordinary shares to Sponsor (in Shares)														99,000
Share-based compensation expense related to the transfer of 99,000 Common Shares to Merck KGaA, Darmstadt, Germany, and subsequent conversion into Series A Preferred Shares				$ 10,544				$ (10,544)	[1]	4,851,000				$ 4,851,000
Share-based compensation expense related to the transfer of 99,000 Common Shares to Merck KGaA, Darmstadt, Germany, and subsequent conversion into Series A Preferred Shares (in Shares)				99,000				(99,000)	[1]
Transfer of 571,000 existing Common Shares to new shareholders as part of a capital contribution (net of share issuance cost of USD 279,364), and subsequent conversion into Series A Preferred Shares				$ 60,816				$ (60,816)	[1]	27,659,237				27,659,237
Transfer of 571,000 existing Common Shares to new shareholders as part of a capital contribution (net of share issuance cost of USD 279,364), and subsequent conversion into Series A Preferred Shares (in Shares)				571,000				(571,000)	[1]
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors				$ 1,106					[1]	498,838				499,944
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in Shares)				10,196					[1]
Share based compensation granted under the equity incentive plans (ESPP and ESOP) and reverse vesting of Restricted Founder Shares								$ 3,390	[1]	9,052,909				9,056,299
Share based compensation granted under the equity incentive plans (ESPP and ESOP) and reverse vesting of Restricted Founder Shares (in Shares)	[1]							31,528
Repurchase of 57,756 Common Shares following the resignation of a co-founder									[1]			$ (6,202)		(6,202)
Repurchase of 57,756 Common Shares following the resignation of a co-founder (in Shares)									[1]			(57,756)
Net loss									[1]		(53,643,615)			(53,643,615)
Other comprehensive loss									[1]				(168,177)	(168,177)
Balance at Dec. 31, 2021		$ 43	$ 288	$ 72,466		$ (7,059,268)	$ (7,058,937)	$ 38,537	[1]	$ 42,061,984	$ (53,643,615)	$ (6,202)	$ (168,177)	$ (11,645,007)
Balance (in Shares) at Dec. 31, 2021		430,000	2,875,000	680,196				361,528	[1]			(57,756)

[1]	57,756 Common Shares have been repurchased following the resignation of a co-founder and are held in treasury.